ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Textual)	1 Months Ended			12 Months Ended		1 Months Ended			12 Months Ended
	Sep. 30, 2006 State Harvest Holdings Limited [Member] USD ($)	Sep. 30, 2006 State Harvest Holdings Limited [Member] CNY	Dec. 31, 2004 State Harvest Holdings Limited [Member] USD ($)	Sep. 30, 2012 State Harvest Holdings Limited [Member]	Sep. 30, 2011 State Harvest Holdings Limited [Member]	Dec. 31, 2004 State Harvest Holdings Limited [Member] Financial Advisor [Member]	Dec. 31, 2004 State Harvest Holdings Limited [Member] Criteria One [Member] USD ($)	Dec. 31, 2004 State Harvest Holdings Limited [Member] Criteria Two [Member] USD ($)	Sep. 30, 2011 State Harvest Holdings Limited [Member] Unit Purchase Options [Member]	Sep. 30, 2011 State Harvest Holdings Limited [Member] Redeemable Common Stock Purchase Warrants [Member]	Sep. 30, 2011 State Harvest Holdings Limited [Member] Common Stock [Member]	Sep. 30, 2012 Xinjiang Originbo Seed Company Limited [Member] CNY		Sep. 30, 2011 Xinjiang Originbo Seed Company Limited [Member] CNY	Sep. 30, 2012 Changchun Origin Seed Technology Development Limited [Member] CNY		Sep. 30, 2011 Changchun Origin Seed Technology Development Limited [Member] CNY	Sep. 30, 2012 Denong Zhengcheng Seed Limited [Member] CNY		Sep. 30, 2011 Denong Zhengcheng Seed Limited [Member] CNY	Sep. 30, 2012 Beijing Origin Seed Limited [Member]	Sep. 30, 2011 Beijing Origin Seed Limited [Member]	Sep. 30, 2010 Beijing Origin Seed Limited [Member]
Increase Decrease In Additional Paid In Capial Due To Capital Injection												100,000,000		40,000,000	30,000,000		5,000,000	120,000,000		80,000,000
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions				100.00%								51.00%	[1],[2]		99.83%	[1],[3]	99.00%	98.58%	[4]	97.87%
Share Exchange Transaction Cash Paid			10,000,000
Share Exchange Transaction Shares Issued			10,000,000			200,000
Share Exchange Transaction Cash Withheld			250,000
Share Exchange Transaction Additional Purchase Price			15,000,000
Share Exchange Transaction Additional Purchase Price Conditions							If Agritech receives at least US$40,000 in gross proceeds in additional financing as a result (i) of the call of the issued and outstanding public warrants assumed by Agritech at the closing; (ii) Agritech’s successful completion of a follow-on offering; or (iii) a private investment into Agritech by a strategic investor (“Financing Adjustment”), then Agritech will pay an additional US$15,000 to State Harvest Shareholders and their designee	If Origin generates net positive cash flow of US$2,000 or more on a consolidated basis (“Earnings Adjustment”), then State Harvest Shareholders and their designee will be entitled to receive 75% of the net positive cash flow up to a maximum of US$7,500 per fiscal year and US$15,000 in the aggregate.
Share Exchange Transaction Gross Proceeds On Additional Financing	40,218,000	324,584,000					40,000
Share Exchange Transaction Minimum Net Positive Cash Flow								2,000
Share Exchange Transaction Additional Purchase Price Percentage								75.00%
Share Exchange Transaction Maximum Additional Annual Purchase Price								7,500
Share Exchange Transaction Additional Purchase Price Paid	$ 15,000,000	120,981,000
Share Exchange Transaction Shares Assumed									350,000	8,050,000	4,025,000
Share Exchange Transaction Additional Purchase Price Shares					1,500,000
Share Exchange Transaction Variable Interest Entity Voting Rights Assigned			97.96%
Variable Interest Entity Revenue Percentage																					96.41%	96.63%	97.96%
Variable Interest Entity Total Assets Percentage																					96.41%	93.00%

[1]	Beijing Origin Seed Limited, Henan Origin Cotton Technology Development Limited, Changchun Origin Seed Technology Development Limited, Linze Origin Seed Limited and Xinjiang Originbo Seed Company Limited are collectively referred to as "Beijing Origin".
[2]	During the year, both Beijing Origin and the non-controlling interest made capital injection to Xinjiang Originbo Seed Company Limited, leading to an increase in its paid in capital to RMB100,000 from RMB40,000 in last year. Subsequent to the capital injection, Beijing Origin holds a 51% ownership interest in Xinjiang Origin.
[3]	In July 2012, Beijing Origin made capital injection to Changchun Origin, leading to an increase in its paid in capital to RMB30,000 from 5,000 in last year. Subsequent to the capital injection, the share ratio of Beijing Origin increased to 99.83% from 99% last year.
[4]	In June 2012, Beijing Origin made capital injection to Denong, leading to an increase in its paid in capital to RMB120,000 from 80,000 last year. Subsequent to the capital injection, the share ratio of Beijing Origin increased to 98.58% from 97.87% last year.